Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 65	$ 98	$ 116
Change in advances to suppliers	3	(2)	(3)
Change in accruals and payables for intangibles	23	(2)	21
Cash used for additions	$ 91	$ 94	$ 133